Financial instruments - Summary of Assets and Liabilities that are Measured at Fair Value on a Recurring Basis (Detail) - JPY (¥) ¥ in Millions	Mar. 31, 2025	Mar. 31, 2024
Contingent consideration [member]
Liabilities:
Financial liabilities required to be measured at FVPL	¥ 25,785	¥ 50,343
Redeemable Non Controlling Interests [Member]
Liabilities:
Financial liabilities designated to be measured at FVPL	52,963	54,028
Recurring fair value measurement [member]
Assets:
Total assets	15,860,946	16,013,706
Liabilities:
Total liabilities	233,274	133,658
Recurring fair value measurement [member] | Contingent consideration [member]
Liabilities:
Financial liabilities required to be measured at FVPL	25,785	50,343
Recurring fair value measurement [member] | Redeemable Non Controlling Interests [Member]
Liabilities:
Financial liabilities designated to be measured at FVPL	52,963	54,028
Recurring fair value measurement [member] | Interest rate swap contract [member] | Derivative Liabilities [Member]
Liabilities:
Financial liabilities required to be measured at FVPL	15,835	6,450
Recurring fair value measurement [member] | Foreign Exchange Contracts [Member] | Derivative Liabilities [Member]
Liabilities:
Financial liabilities required to be measured at FVPL	15,778	17,493
Recurring fair value measurement [member] | Equity Contracts [Member] | Derivative Liabilities [Member]
Liabilities:
Financial liabilities required to be measured at FVPL	119,120	5,344
Recurring fair value measurement [member] | Bond Contracts [Member] | Derivative Liabilities [Member]
Liabilities:
Financial liabilities required to be measured at FVPL	3,793
Recurring fair value measurement [member] | Debt securities [member] | Japanese National Government Bonds [Member]
Assets:
Financial assets required to be measured at FVPL	411,764	423,129
Financial assets designated to be measured at FVPL	757,357	1,021,309
Financial assets required to be measured at FVOCI	6,134,141	7,057,395
Recurring fair value measurement [member] | Debt securities [member] | Japanese local government bonds [Member]
Assets:
Financial assets required to be measured at FVPL	1,225	1,846
Financial assets designated to be measured at FVPL	8,596	13,945
Financial assets required to be measured at FVOCI	71,752	48,712
Recurring fair value measurement [member] | Debt securities [member] | Japanese Corporate Bonds [Member]
Assets:
Financial assets required to be measured at FVPL	19,861	27,316
Financial assets designated to be measured at FVPL		3,302
Financial assets required to be measured at FVOCI	804,808	882,652
Recurring fair value measurement [member] | Debt securities [member] | Foreign Government Bonds [Member]
Assets:
Financial assets required to be measured at FVPL	221,213	231,688
Financial assets designated to be measured at FVPL	50,569	39,472
Financial assets required to be measured at FVOCI	1,315,058	1,221,208
Recurring fair value measurement [member] | Debt securities [member] | Foreign Corporate Bonds [Member]
Assets:
Financial assets required to be measured at FVPL	27,506	14,914
Financial assets designated to be measured at FVPL	77,450	165,081
Financial assets required to be measured at FVOCI	414,930	301,119
Recurring fair value measurement [member] | Debt securities [member] | Securitized Products [Member]
Assets:
Financial assets required to be measured at FVOCI	108,580	82,573
Recurring fair value measurement [member] | Debt securities [member] | Investment funds [member]
Assets:
Financial assets required to be measured at FVPL	733,525	619,372
Recurring fair value measurement [member] | Equity securities [member]
Assets:
Financial assets required to be measured at FVPL	4,227,643	3,469,235
Financial assets designated to be measured at FVOCI	388,827	317,015
Recurring fair value measurement [member] | Derivatives [member] | Interest rate swap contract [member]
Assets:
Financial assets required to be measured at FVPL	65,433	49,619
Recurring fair value measurement [member] | Derivatives [member] | Foreign Exchange Contracts [Member]
Assets:
Financial assets required to be measured at FVPL	15,255	20,425
Recurring fair value measurement [member] | Derivatives [member] | Equity Contracts [Member]
Assets:
Financial assets required to be measured at FVPL	4,167	2,379
Recurring fair value measurement [member] | Derivatives [member] | Bond Contracts [Member]
Assets:
Financial assets required to be measured at FVPL	1,286
Investments And Advances In The Financial Services Segment Current [Member] | Recurring fair value measurement [member]
Assets:
Total assets	134,589	110,509
Investments And Advances In The Financial Services Segment Current [Member] | Recurring fair value measurement [member] | Debt securities [member] | Japanese National Government Bonds [Member]
Assets:
Financial assets designated to be measured at FVPL	3,494	4,302
Financial assets required to be measured at FVOCI	35,000	300
Investments And Advances In The Financial Services Segment Current [Member] | Recurring fair value measurement [member] | Debt securities [member] | Japanese local government bonds [Member]
Assets:
Financial assets designated to be measured at FVPL	8,596	5,310
Financial assets required to be measured at FVOCI	11,055	550
Investments And Advances In The Financial Services Segment Current [Member] | Recurring fair value measurement [member] | Debt securities [member] | Japanese Corporate Bonds [Member]
Assets:
Financial assets designated to be measured at FVPL		3,302
Financial assets required to be measured at FVOCI	11,087	11,414
Investments And Advances In The Financial Services Segment Current [Member] | Recurring fair value measurement [member] | Debt securities [member] | Foreign Government Bonds [Member]
Assets:
Financial assets designated to be measured at FVPL	5,639	7,390
Financial assets required to be measured at FVOCI	4,612
Investments And Advances In The Financial Services Segment Current [Member] | Recurring fair value measurement [member] | Debt securities [member] | Foreign Corporate Bonds [Member]
Assets:
Financial assets designated to be measured at FVPL	25,659	49,578
Financial assets required to be measured at FVOCI	29,447	28,363
Other Financial Assets Current [Member] | Recurring fair value measurement [member]
Assets:
Total assets	19,767	22,162
Other Financial Assets Current [Member] | Recurring fair value measurement [member] | Derivatives [member] | Interest rate swap contract [member]
Assets:
Financial assets required to be measured at FVPL	493	1,009
Other Financial Assets Current [Member] | Recurring fair value measurement [member] | Derivatives [member] | Foreign Exchange Contracts [Member]
Assets:
Financial assets required to be measured at FVPL	13,821	18,774
Other Financial Assets Current [Member] | Recurring fair value measurement [member] | Derivatives [member] | Equity Contracts [Member]
Assets:
Financial assets required to be measured at FVPL	4,167	2,379
Other Financial Assets Current [Member] | Recurring fair value measurement [member] | Derivatives [member] | Bond Contracts [Member]
Assets:
Financial assets required to be measured at FVPL	1,286
Investments And Advances In The Financial Services Segment Noncurrent [Member] | Recurring fair value measurement [member]
Assets:
Total assets	14,749,121	15,239,597
Investments And Advances In The Financial Services Segment Noncurrent [Member] | Recurring fair value measurement [member] | Debt securities [member] | Japanese National Government Bonds [Member]
Assets:
Financial assets required to be measured at FVPL	411,764	423,129
Financial assets designated to be measured at FVPL	753,863	1,017,007
Financial assets required to be measured at FVOCI	6,099,141	7,057,095
Investments And Advances In The Financial Services Segment Noncurrent [Member] | Recurring fair value measurement [member] | Debt securities [member] | Japanese local government bonds [Member]
Assets:
Financial assets required to be measured at FVPL	1,225	1,846
Financial assets designated to be measured at FVPL		8,635
Financial assets required to be measured at FVOCI	60,697	48,162
Investments And Advances In The Financial Services Segment Noncurrent [Member] | Recurring fair value measurement [member] | Debt securities [member] | Japanese Corporate Bonds [Member]
Assets:
Financial assets required to be measured at FVPL	19,828	27,296
Financial assets required to be measured at FVOCI	793,721	871,238
Investments And Advances In The Financial Services Segment Noncurrent [Member] | Recurring fair value measurement [member] | Debt securities [member] | Foreign Government Bonds [Member]
Assets:
Financial assets required to be measured at FVPL	221,213	231,688
Financial assets designated to be measured at FVPL	44,930	32,082
Financial assets required to be measured at FVOCI	1,310,307	1,221,068
Investments And Advances In The Financial Services Segment Noncurrent [Member] | Recurring fair value measurement [member] | Debt securities [member] | Foreign Corporate Bonds [Member]
Assets:
Financial assets required to be measured at FVPL	24,657	11,981
Financial assets designated to be measured at FVPL	51,791	115,503
Financial assets required to be measured at FVOCI	385,483	272,756
Investments And Advances In The Financial Services Segment Noncurrent [Member] | Recurring fair value measurement [member] | Debt securities [member] | Securitized Products [Member]
Assets:
Financial assets required to be measured at FVOCI	108,580	82,573
Investments And Advances In The Financial Services Segment Noncurrent [Member] | Recurring fair value measurement [member] | Debt securities [member] | Investment funds [member]
Assets:
Financial assets required to be measured at FVPL	715,852	599,937
Investments And Advances In The Financial Services Segment Noncurrent [Member] | Recurring fair value measurement [member] | Equity securities [member]
Assets:
Financial assets required to be measured at FVPL	3,740,189	3,210,296
Financial assets designated to be measured at FVOCI	5,880	7,305
Other Financial Assets Non Current [Member] | Recurring fair value measurement [member]
Assets:
Total assets	957,469	641,438
Other Financial Assets Non Current [Member] | Recurring fair value measurement [member] | Debt securities [member] | Japanese Corporate Bonds [Member]
Assets:
Financial assets required to be measured at FVPL	33	20
Other Financial Assets Non Current [Member] | Recurring fair value measurement [member] | Debt securities [member] | Foreign Government Bonds [Member]
Assets:
Financial assets required to be measured at FVOCI	139	140
Other Financial Assets Non Current [Member] | Recurring fair value measurement [member] | Debt securities [member] | Foreign Corporate Bonds [Member]
Assets:
Financial assets required to be measured at FVPL	2,849	2,933
Other Financial Assets Non Current [Member] | Recurring fair value measurement [member] | Debt securities [member] | Investment funds [member]
Assets:
Financial assets required to be measured at FVPL	17,673	19,435
Other Financial Assets Non Current [Member] | Recurring fair value measurement [member] | Equity securities [member]
Assets:
Financial assets required to be measured at FVPL	487,454	258,939
Financial assets designated to be measured at FVOCI	382,947	309,710
Other Financial Assets Non Current [Member] | Recurring fair value measurement [member] | Derivatives [member] | Interest rate swap contract [member]
Assets:
Financial assets required to be measured at FVPL	64,940	48,610
Other Financial Assets Non Current [Member] | Recurring fair value measurement [member] | Derivatives [member] | Foreign Exchange Contracts [Member]
Assets:
Financial assets required to be measured at FVPL	1,434	1,651
Other Financial Liabilities Current [Member] | Recurring fair value measurement [member]
Liabilities:
Total liabilities	43,607	48,240
Other Financial Liabilities Current [Member] | Recurring fair value measurement [member] | Contingent consideration [member]
Liabilities:
Financial liabilities required to be measured at FVPL	11,594	26,193
Other Financial Liabilities Current [Member] | Recurring fair value measurement [member] | Redeemable Non Controlling Interests [Member]
Liabilities:
Financial liabilities designated to be measured at FVPL	10,912
Other Financial Liabilities Current [Member] | Recurring fair value measurement [member] | Interest rate swap contract [member] | Derivative Liabilities [Member]
Liabilities:
Financial liabilities required to be measured at FVPL	1,016	406
Other Financial Liabilities Current [Member] | Recurring fair value measurement [member] | Foreign Exchange Contracts [Member] | Derivative Liabilities [Member]
Liabilities:
Financial liabilities required to be measured at FVPL	15,778	16,297
Other Financial Liabilities Current [Member] | Recurring fair value measurement [member] | Equity Contracts [Member] | Derivative Liabilities [Member]
Liabilities:
Financial liabilities required to be measured at FVPL	514	5,344
Other Financial Liabilities Current [Member] | Recurring fair value measurement [member] | Bond Contracts [Member] | Derivative Liabilities [Member]
Liabilities:
Financial liabilities required to be measured at FVPL	3,793
Other Financial Liabilities Non current [Member] | Recurring fair value measurement [member]
Liabilities:
Total liabilities	189,667	85,418
Other Financial Liabilities Non current [Member] | Recurring fair value measurement [member] | Contingent consideration [member]
Liabilities:
Financial liabilities required to be measured at FVPL	14,191	24,150
Other Financial Liabilities Non current [Member] | Recurring fair value measurement [member] | Redeemable Non Controlling Interests [Member]
Liabilities:
Financial liabilities designated to be measured at FVPL	42,051	54,028
Other Financial Liabilities Non current [Member] | Recurring fair value measurement [member] | Interest rate swap contract [member] | Derivative Liabilities [Member]
Liabilities:
Financial liabilities required to be measured at FVPL	14,819	6,044
Other Financial Liabilities Non current [Member] | Recurring fair value measurement [member] | Foreign Exchange Contracts [Member] | Derivative Liabilities [Member]
Liabilities:
Financial liabilities required to be measured at FVPL		1,196
Other Financial Liabilities Non current [Member] | Recurring fair value measurement [member] | Equity Contracts [Member] | Derivative Liabilities [Member]
Liabilities:
Financial liabilities required to be measured at FVPL	118,606
Level 1 [Member] | Recurring fair value measurement [member]
Assets:
Total assets	4,341,247	3,558,852
Liabilities:
Total liabilities	4,307	3,428
Level 1 [Member] | Recurring fair value measurement [member] | Equity Contracts [Member] | Derivative Liabilities [Member]
Liabilities:
Financial liabilities required to be measured at FVPL	514	3,428
Level 1 [Member] | Recurring fair value measurement [member] | Bond Contracts [Member] | Derivative Liabilities [Member]
Liabilities:
Financial liabilities required to be measured at FVPL	3,793
Level 1 [Member] | Recurring fair value measurement [member] | Debt securities [member] | Foreign Government Bonds [Member]
Assets:
Financial assets required to be measured at FVPL	41,867	39,363
Level 1 [Member] | Recurring fair value measurement [member] | Equity securities [member]
Assets:
Financial assets required to be measured at FVPL	4,210,845	3,451,655
Financial assets designated to be measured at FVOCI	86,339	67,834
Level 1 [Member] | Recurring fair value measurement [member] | Derivatives [member] | Equity Contracts [Member]
Assets:
Financial assets required to be measured at FVPL	910
Level 1 [Member] | Recurring fair value measurement [member] | Derivatives [member] | Bond Contracts [Member]
Assets:
Financial assets required to be measured at FVPL	1,286
Level 2 [Member] | Recurring fair value measurement [member]
Assets:
Total assets	10,907,662	11,922,016
Liabilities:
Total liabilities	31,613	25,859
Level 2 [Member] | Recurring fair value measurement [member] | Interest rate swap contract [member] | Derivative Liabilities [Member]
Liabilities:
Financial liabilities required to be measured at FVPL	15,835	6,450
Level 2 [Member] | Recurring fair value measurement [member] | Foreign Exchange Contracts [Member] | Derivative Liabilities [Member]
Liabilities:
Financial liabilities required to be measured at FVPL	15,778	17,493
Level 2 [Member] | Recurring fair value measurement [member] | Equity Contracts [Member] | Derivative Liabilities [Member]
Liabilities:
Financial liabilities required to be measured at FVPL		1,916
Level 2 [Member] | Recurring fair value measurement [member] | Debt securities [member] | Japanese National Government Bonds [Member]
Assets:
Financial assets required to be measured at FVPL	411,764	423,129
Financial assets designated to be measured at FVPL	757,357	1,021,309
Financial assets required to be measured at FVOCI	6,134,141	7,057,395
Level 2 [Member] | Recurring fair value measurement [member] | Debt securities [member] | Japanese local government bonds [Member]
Assets:
Financial assets required to be measured at FVPL	1,225	1,846
Financial assets designated to be measured at FVPL	8,596	13,945
Financial assets required to be measured at FVOCI	71,752	48,712
Level 2 [Member] | Recurring fair value measurement [member] | Debt securities [member] | Japanese Corporate Bonds [Member]
Assets:
Financial assets required to be measured at FVPL	19,828	27,296
Financial assets designated to be measured at FVPL		3,302
Financial assets required to be measured at FVOCI	693,016	743,804
Level 2 [Member] | Recurring fair value measurement [member] | Debt securities [member] | Foreign Government Bonds [Member]
Assets:
Financial assets required to be measured at FVPL	179,346	192,325
Financial assets designated to be measured at FVPL	50,569	39,472
Financial assets required to be measured at FVOCI	1,315,058	1,221,208
Level 2 [Member] | Recurring fair value measurement [member] | Debt securities [member] | Foreign Corporate Bonds [Member]
Assets:
Financial assets required to be measured at FVPL	24,657	11,981
Financial assets designated to be measured at FVPL	71,408	159,158
Financial assets required to be measured at FVOCI	353,862	266,362
Level 2 [Member] | Recurring fair value measurement [member] | Debt securities [member] | Securitized Products [Member]
Assets:
Financial assets required to be measured at FVOCI	59,702	60,565
Level 2 [Member] | Recurring fair value measurement [member] | Debt securities [member] | Investment funds [member]
Assets:
Financial assets required to be measured at FVPL	666,662	552,017
Level 2 [Member] | Recurring fair value measurement [member] | Equity securities [member]
Assets:
Financial assets required to be measured at FVPL	7,120	8,146
Level 2 [Member] | Recurring fair value measurement [member] | Derivatives [member] | Interest rate swap contract [member]
Assets:
Financial assets required to be measured at FVPL	65,433	49,619
Level 2 [Member] | Recurring fair value measurement [member] | Derivatives [member] | Foreign Exchange Contracts [Member]
Assets:
Financial assets required to be measured at FVPL	15,255	20,425
Level 2 [Member] | Recurring fair value measurement [member] | Derivatives [member] | Equity Contracts [Member]
Assets:
Financial assets required to be measured at FVPL	911
Level 3 [Member] | Recurring fair value measurement [member]
Assets:
Total assets	612,037	532,838
Liabilities:
Total liabilities	197,354	104,371
Level 3 [Member] | Recurring fair value measurement [member] | Contingent consideration [member]
Liabilities:
Financial liabilities required to be measured at FVPL	25,785	50,343
Level 3 [Member] | Recurring fair value measurement [member] | Redeemable Non Controlling Interests [Member]
Liabilities:
Financial liabilities designated to be measured at FVPL	52,963	54,028
Level 3 [Member] | Recurring fair value measurement [member] | Equity Contracts [Member] | Derivative Liabilities [Member]
Liabilities:
Financial liabilities required to be measured at FVPL	118,606
Level 3 [Member] | Recurring fair value measurement [member] | Debt securities [member] | Japanese Corporate Bonds [Member]
Assets:
Financial assets required to be measured at FVPL	33	20
Financial assets required to be measured at FVOCI	111,792	138,848
Level 3 [Member] | Recurring fair value measurement [member] | Debt securities [member] | Foreign Corporate Bonds [Member]
Assets:
Financial assets required to be measured at FVPL	2,849	2,933
Financial assets designated to be measured at FVPL	6,042	5,923
Financial assets required to be measured at FVOCI	61,068	34,757
Level 3 [Member] | Recurring fair value measurement [member] | Debt securities [member] | Securitized Products [Member]
Assets:
Financial assets required to be measured at FVOCI	48,878	22,008
Level 3 [Member] | Recurring fair value measurement [member] | Debt securities [member] | Investment funds [member]
Assets:
Financial assets required to be measured at FVPL	66,863	67,355
Level 3 [Member] | Recurring fair value measurement [member] | Equity securities [member]
Assets:
Financial assets required to be measured at FVPL	9,678	9,434
Financial assets designated to be measured at FVOCI	302,488	249,181
Level 3 [Member] | Recurring fair value measurement [member] | Derivatives [member] | Equity Contracts [Member]
Assets:
Financial assets required to be measured at FVPL	¥ 2,346	¥ 2,379